Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions	12 Months Ended
Mar. 31, 2024
Offsetting [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions	OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS
The following tables present, as of March 31, 2023 and 2024, the gross and net amounts of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2023:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,911	¥—	¥12,911	¥(9,902)	¥(690)	¥2,319
Receivables under resale agreements	16,152	(2,093)	14,059	(13,391)	(32)	636
Receivables under securities borrowing transactions	4,630	(74)	4,556	(4,478)	—	78
Total	¥33,693	¥(2,167)	¥31,526	¥(27,771)	¥(722)	¥3,033
Financial liabilities:
Derivative liabilities	¥13,833	¥—	¥13,833	¥(9,668)	¥(1,489)	¥2,676
Payables under repurchase agreements	42,172	(2,040)	40,132	(39,232)	(76)	824
Payables under securities lending transactions	1,212	(74)	1,138	(1,108)	(18)	12
Obligations to return securities received as collateral	6,892	—	6,892	(1,975)	—	4,917
Total	¥64,109	¥(2,114)	¥61,995	¥(51,983)	¥(1,583)	¥8,429

At March 31, 2024:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,328	¥—	¥15,328	¥(12,150)	¥(1,097)	¥2,081
Receivables under resale agreements	20,577	(2,082)	18,495	(17,203)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥40,981	¥(2,157)	¥38,824	¥(34,005)	¥(1,106)	¥3,713
Financial liabilities:
Derivative liabilities	¥16,368	¥—	¥16,368	¥(11,621)	¥(2,144)	¥2,603
Payables under repurchase agreements	37,792	(2,081)	35,711	(34,209)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,475	¥(2,156)	¥60,319	¥(48,588)	¥(2,236)	¥9,495